Other Non-operating Income (Expenses), Net - Summary of Other Non-operating Income (Expenses), Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Analysis of other non-operating income and expense [abstract]
Bank deposits	$ 59,901		$ 49,051	$ 53,123
Financial assets at amortized cost	4,467		920
Foreign exchange gains (losses), net	(154,993)		93,104	(418,970)
Gain on valuation of financial assets at fair value through profit or loss	1,317		1,485	637
Rental income	9,249		7,819	11,075
Dividend income	585		571
Reimbursement of ADSs service charge	4,292		13,269	23,707
Grant income	925
Others	970		6,851	2,808
Other non-operating income (expenses), net	$ (73,287)	$ (2,450)	$ 173,070	$ (327,620)